MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 8 – MARKETABLE SECURITIES

	12/31/2024	12/31/2023
Current
National Treasury National Treasury	3,206,725	2,979,760
Repurchase Agreements	5,411,209	2,798,670
National Treasury Note	253,671	70,861
Others	80,233	70,880
	8,951,838	5,920,171
Non-current
Beneficiary Parties	417,242	427,202
Others	16,099	5,522
	433,341	432,724

	9,385,179	6,352,895

(a)Beneficiary Parties.

Securities acquired due to the restructuring of the Company’s investment in INVESTCO S.A. These assets guarantee annual income equivalent to 10% of the profit of Lajeado Energia S.A., Paulista Lajeado Energia S.A. and CEB Lajeado Energia S.A., paid together with the dividends, and will be redeemed at the maturity scheduled for October 2032, upon their conversion into preferred shares of the capital stock of said companies.

Accounting Policy

Financial investments that are not characterized as cash and cash equivalents, see note 6, and beneficiary shares are recorded in securities and financial assets.

The Company measures its securities at fair value, accounting for the changes against profit or loss.